RE-CLASSIFICATIONS to CONSOLIDATED BALANCE SHEETS AND CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Mar. 31, 2011
Reclassifications [Text Block]
NOTE 28 – RE-CLASSIFICATIONS to CONSOLIDATED BALANCE SHEETS AND CONSOLIDATED STATEMENTS OF OPERATIONS

Subsequent to the filing of the Form 10-K for the fiscal year ended March 31, 2011, the Company has re-classified the following figures, in both 2011 and 2010, to conform to the standards required by the SEC:

1.	Reclassified the non-controlling interest on the face of the consolidated balance sheet and included the same as a part of the total stockholders’ equity.

2.	Added a line on the stockholders’ equity to provide the total equity related to the Parent company or IGC.

3.	The impairment losses on goodwill and investments have been included as a part of the operating income/(loss) in the consolidated statements of income.

4.	Removed the sub-total titled ‘Revenue less cost of revenue (excluding depreciation)’ in the consolidated statements of income.

There are no changes in the Consolidated Statement of Operations with respect to net income/loss attributable to common stock holders and in the case of the Consolidated Balance Sheets, the total liabilities and stockholders’ equity, remains the same.